UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-3275
Legg Mason Partners Investment Funds, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: April 30
Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT
FUNDS, INC.
LEGG MASON PARTNERS MULTIPLE DISCIPLINE FUNDS
ALL CAP AND INTERNATIONAL
FORM N-Q
JULY 31, 2006

Legg Mason Partners Multiple Discipline Funds All Cap and International
Schedule of Investments (unaudited)
July 31, 2006

Shares	Security	Value

COMMON STOCKS — 89.2%
CONSUMER DISCRETIONARY — 15.5%
Automobiles — 0.5%
6,080	Honda Motor Co., Ltd., ADR	$200,336

Hotels, Restaurants & Leisure — 0.3%
21,340	Compass Group PLC, ADR	101,700

Household Durables — 0.6%
2,200	Electrolux AB, ADR	63,800
2,200	Husqvarna AB, ADR *	47,229
3,590	Koninklijke Philips Electronics NV, New York Registered Shares	118,218

	Total Household Durables	229,247

Internet & Catalog Retail — 1.3%
8,280	Amazon.com Inc. *	222,649
9,325	Expedia Inc. *	124,955
6,895	IAC/InterActiveCorp. *	163,481

	Total Internet & Catalog Retail	511,085

Leisure Equipment & Products — 0.2%
5,000	Hasbro Inc.	93,500

Media — 9.7%
11,720	Cablevision Systems Corp., New York Group, Class A Shares *	260,770
1,900	Comcast Corp., Class A Shares *	65,322
13,450	Comcast Corp., Special Class A Shares *	461,066
3,221	Discovery Holding Co., Class A Shares *	42,904
28,200	Interpublic Group of Cos. Inc. *	230,958
2,906	Liberty Global Inc., Series A Shares *	63,496
2,763	Liberty Global Inc., Series C Shares *	58,520
1,578	Liberty Media Holding Corp., Capital Group, Series A Shares *	128,781
15,890	Liberty Media Holding Corp., Interactive Group, Series A Shares *	261,708
3,500	Mediaset SpA, ADR	118,988
19,010	News Corp., Class B Shares	382,481
21,610	Pearson PLC, ADR	293,896
4,150	Publicis Groupe, ADR	156,123
3,000	Reuters Group PLC, ADR	131,940
37,300	Time Warner Inc.	615,450
18,710	Walt Disney Co.	555,500

	Total Media	3,827,903

Specialty Retail — 2.9%
4,740	Bed Bath & Beyond Inc. *	158,695
11,000	Charming Shoppes Inc. *	113,410
19,750	Home Depot Inc.	685,523
19,920	Kingfisher PLC, ADR	185,754

	Total Specialty Retail	1,143,382

	TOTAL CONSUMER DISCRETIONARY	6,107,153

CONSUMER STAPLES — 6.9%
Beverages — 1.8%
8,010	Coca-Cola Co.	356,445
900	Molson Coors Brewing Co., Class B Shares	64,305
4,300	PepsiCo Inc.	272,534

	Total Beverages	693,284

Food & Staples Retailing — 1.5%
2,360	Carrefour SA (a)	146,320
6,400	Safeway Inc.	179,712
6,360	Wal-Mart Stores Inc.	283,020

	Total Food & Staples Retailing	609,052

Food Products — 1.7%
6,600	Kraft Foods Inc., Class A Shares	213,840
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds All Cap and International
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Food Products — 1.7% (continued)
7,858	Unilever PLC, ADR	$187,728
5,825	Wm. Wrigley Jr. Co.	267,134

	Total Food Products	668,702

Household Products — 1.3%
2,500	Kimberly-Clark Corp.	152,625
6,250	Procter & Gamble Co.	351,250

	Total Household Products	503,875

Tobacco — 0.6%
4,525	British American Tobacco PLC, ADR	243,490

	TOTAL CONSUMER STAPLES	2,718,403

ENERGY — 7.7%
Energy Equipment & Services — 1.9%
1,870	Baker Hughes Inc.	149,507
3,670	GlobalSantaFe Corp.	201,593
2,500	Grant Prideco Inc. *	113,775
6,080	Weatherford International Ltd. *	284,787

	Total Energy Equipment & Services	749,662

Oil, Gas & Consumable Fuels — 5.8%
9,980	Anadarko Petroleum Corp.	456,485
2,980	BP PLC, ADR	216,110
1,750	Chevron Corp.	115,115
6,810	Exxon Mobil Corp.	461,309
3,470	Frontline Ltd.	135,156
3,110	Murphy Oil Corp.	160,041
1,260	PetroChina Co., Ltd., ADR	144,144
2,879	Royal Dutch Shell PLC, ADR, Class B Shares	212,643
2,660	Total SA, ADR	181,492
9,460	Williams Cos. Inc.	229,405

	Total Oil, Gas & Consumable Fuels	2,311,900

	TOTAL ENERGY	3,061,562

FINANCIALS — 14.3%
Capital Markets — 3.2%
1,000	Franklin Resources Inc.	91,450
1,000	Goldman Sachs Group Inc.	152,750
6,040	Lehman Brothers Holdings Inc.	392,298
8,565	Merrill Lynch & Co. Inc.	623,703

	Total Capital Markets	1,260,201

Commercial Banks — 2.2%
5,193	ABN AMRO Holding NV, ADR	144,002
2,315	Allied Irish Banks PLC, ADR	111,212
3,255	BNP Paribas SA, ADR	158,844
3,130	Credit Suisse Group, ADR	174,967
1,108	HSBC Holdings PLC, ADR	100,784
1,300	Shinhan Financial Group Co., Ltd., ADR	127,946
3,200	United Overseas Bank Ltd., ADR	63,280

	Total Commercial Banks	881,035

Consumer Finance — 0.9%
9,120	Acom Co., Ltd., ADR	104,880
5,120	American Express Co.	266,547

	Total Consumer Finance	371,427

Diversified Financial Services — 2.6%
6,355	Bank of America Corp.	327,473
4,000	ING Groep NV, ADR	162,000
8,380	JPMorgan Chase & Co.	382,296
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds All Cap and International
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Diversified Financial Services — 2.6% (continued)
6,550	Zurich Financial Services AG, ADR	$147,375

	Total Diversified Financial Services	1,019,144

Insurance — 3.4%
7,120	American International Group Inc.	431,970
4,730	AXA, ADR	162,665
100	Berkshire Hathaway Inc., Class B Shares *	304,700
5,560	Chubb Corp.	280,335
4,900	Manulife Financial Corp.	155,232

	Total Insurance	1,334,902

Real Estate Management & Development — 0.5%
37,430	Henderson Land Development Co., Ltd., ADR	205,180

Thrifts & Mortgage Finance — 1.5%
5,260	MGIC Investment Corp.	299,347
6,500	PMI Group Inc.	275,990

	Total Thrifts & Mortgage Finance	575,337

	TOTAL FINANCIALS	5,647,226

HEALTH CARE — 13.8%
Biotechnology — 4.8%
7,615	Amgen Inc. *	531,070
11,670	Biogen Idec Inc. *	491,540
2,880	Genentech Inc. *	232,762
4,660	Genzyme Corp. *	318,185
4,300	ImClone Systems Inc. *	139,750
19,250	Millennium Pharmaceuticals Inc. *	189,035

	Total Biotechnology	1,902,342

Health Care Providers & Services — 1.1%
8,690	UnitedHealth Group Inc.	415,643

Pharmaceuticals — 7.9%
6,520	Abbott Laboratories	311,460
3,000	Eli Lilly & Co.	170,310
6,760	Forest Laboratories Inc. *	313,056
2,740	GlaxoSmithKline PLC, ADR	151,604
10,990	Johnson & Johnson	687,425
2,745	Novartis AG, ADR	154,324
27,990	Pfizer Inc.	727,460
6,220	Sanofi-Aventis, ADR	294,766
6,390	Wyeth	309,723

	Total Pharmaceuticals	3,120,128

	TOTAL HEALTH CARE	5,438,113

INDUSTRIALS — 9.1%
Aerospace & Defense — 2.8%
6,950	BAE Systems PLC, ADR	188,171
2,000	Boeing Co.	154,840
7,475	Honeywell International Inc.	289,283
2,980	L-3 Communications Holdings Inc.	219,477
5,960	Raytheon Co.	268,617

	Total Aerospace & Defense	1,120,388

Air Freight & Logistics — 0.4%
4,320	TNT NV, ADR	154,354

Airlines — 0.7%
14,940	Southwest Airlines Co.	268,770

Construction & Engineering — 0.4%
7,100	Vinci SA, ADR	180,193

See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds All Cap and International
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Electrical Equipment — 0.7%
3,540	Emerson Electric Co.	$279,377

Industrial Conglomerates — 2.8%
10,140	General Electric Co.	331,477
3,290	HBOS PLC, ADR	179,580
2,000	Siemens AG, ADR	161,460
16,190	Tyco International Ltd.	422,397

	Total Industrial Conglomerates	1,094,914

Machinery — 1.0%
3,440	Caterpillar Inc.	243,792
5,860	Pall Corp.	152,829

	Total Machinery	396,621

Marine — 0.3%
4,500	Stolt-Nielsen SA, ADR	102,870

	TOTAL INDUSTRIALS	3,597,487

INFORMATION TECHNOLOGY — 14.5%
Communications Equipment — 2.5%
34,370	Cisco Systems Inc. *	613,504
11,350	Motorola Inc.	258,326
5,490	Nokia Oyj, ADR	108,977

	Total Communications Equipment	980,807

Computers & Peripherals — 2.3%
9,415	Dell Inc. *	204,117
2,585	International Business Machines Corp.	200,105
1,500	Lexmark International Inc., Class A Shares *	81,075
4,030	SanDisk Corp. *	188,040
10,952	Seagate Technology *	254,086

	Total Computers & Peripherals	927,423

Electronic Equipment & Instruments — 0.4%
5,430	Agilent Technologies Inc. *	154,429

Internet Software & Services — 1.3%
4,000	eBay Inc. *	96,280
3,500	VeriSign Inc. *	62,755
12,900	Yahoo! Inc. *	350,106

	Total Internet Software & Services	509,141

Semiconductors & Semiconductor Equipment — 4.8%
7,260	Applied Materials Inc.	114,272
5,000	Broadcom Corp., Class A Shares *	119,950
4,450	Cree Inc. *	87,799
19,630	Intel Corp.	353,340
15,060	Micron Technology Inc. *	234,785
5,150	Novellus Systems Inc. *	130,346
27,477	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	238,226
21,170	Texas Instruments Inc.	630,443

	Total Semiconductors & Semiconductor Equipment	1,909,161

Software — 3.2%
4,210	Advent Software Inc. *	131,436
5,080	Autodesk Inc. *	173,279
5,850	Electronic Arts Inc. *	275,594
28,460	Microsoft Corp.	683,894

	Total Software	1,264,203

	TOTAL INFORMATION TECHNOLOGY	5,745,164

See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds All Cap and International
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

MATERIALS — 3.6%
Chemicals — 1.1%
2,920	Dow Chemical Co.	$100,974
4,660	E.I. du Pont de Nemours & Co.	184,815
5,505	Syngenta AG, ADR	158,269

	Total Chemicals	444,058

Construction Materials — 0.4%
4,920	CRH PLC, ADR	161,130

Metals & Mining — 1.3%
9,555	Alcoa Inc.	286,172
2,250	POSCO, ADR	138,915
450	Rio Tinto PLC, ADR	94,001

	Total Metals & Mining	519,088

Paper & Forest Products — 0.8%
5,005	Weyerhaeuser Co.	293,593

	TOTAL MATERIALS	1,417,869

TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 2.1%
2,770	BT Group PLC, ADR	123,043
8,335	France Telecom SA, ADR	193,622
3,141	Telefonica SA, ADR	159,155
2,030	Telenor ASA, ADR	77,952
7,490	Verizon Communications Inc.	253,312

	Total Diversified Telecommunication Services	807,084

Wireless Telecommunication Services — 1.1%
3,300	Rogers Communications Inc., Class B Shares	140,910
5,960	SK Telecom Co., Ltd., ADR	139,524
7,604	Vodafone Group PLC, ADR	164,849

	Total Wireless Telecommunication Services	445,283

	TOTAL TELECOMMUNICATION SERVICES	1,252,367

UTILITIES — 0.6%
Electric Utilities — 0.4%
3,800	E.ON AG, ADR	152,646

Multi-Utilities — 0.2%
2,345	Suez SA, ADR	97,458

	TOTAL UTILITIES	250,104

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $33,430,796)	35,235,448

Face
Amount

SHORT-TERM INVESTMENT — 9.5%
Repurchase Agreement — 9.5%
$3,759,000
Interest in $467,344,000 joint tri-party repurchase agreement dated 7/31/06 with Deutsche Bank Securities Inc., 5.270% due 8/1/06; Proceeds at maturity — $3,759,550; (Fully collateralized by various U.S. government agency obligations, 0.000% to 22.305% due 1/15/18 to 7/15/36; Market value - $3,834,180)

	(Cost — $3,759,000)	3,759,000

	TOTAL INVESTMENTS — 98.7% (Cost — $37,189,796#)	38,994,448
	Other Assets in Excess of Liabilities — 1.3%	496,663

	TOTAL NET ASSETS — 100.0%	$39,491,111

*	Non-income producing security.
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds All Cap and International
Schedule of Investments (unaudited) (continued)
July 31, 2006

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same. Abbreviation used in this schedule: ADR — American Depositary Receipt

Summary of Investments by Country ** (unaudited)
United States	76.5%
United Kingdom	6.6
France	4.0
Switzerland	1.6
Netherlands	1.5
Cayman Islands	1.2
Bermuda	1.1
South Korea	1.0
Germany	0.8
Japan	0.8
Canada	0.7
Ireland	0.7
Taiwan	0.6
Hong Kong	0.5
Spain	0.4
China	0.4
Italy	0.3
Sweden	0.3
Finland	0.3
Luxembourg	0.3
Norway	0.2
Singapore	0.2

100.0%

**	As a percent of total investments. Please note that Fund holdings are as of July 31, 2006 and are subject to change.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Multiple Discipline Funds All Cap and International (the “Fund”) is a separate diversified series of Legg Mason Partners Investment Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,128,797
Gross unrealized depreciation	(1,324,145)

Net unrealized appreciation	$1,804,652

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Funds, Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: September 28, 2006